NOTE 2. INCOME TAX (Details Narrative) (USD $)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Net operating loss carry fowards	$ 1,003,000
Stock issued for services rendered	$ 345,000